Additional financial information - Changes in liabilities arising from financing activities (Details) - Long-term debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities
Beginning of year	$ 1,148	$ 1,766
Issued or received	411	71	$ 1,854
Redemptions, repayments or payments	(690)	(765)	(819)
Foreign exchange movement	(7)	(3)	12
Other	102	79	198
End of year	964	1,148	1,766
Beginning of year
Changes in liabilities arising from financing activities
Beginning of year			521
Credit facility
Changes in liabilities arising from financing activities
Beginning of year	941	1,568
Issued or received	411	71	1,854
Redemptions, repayments or payments	(610)	(698)	(622)
Foreign exchange movement	0	0	0
Other	0	0	0
End of year	742	941	1,568
Credit facility | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year			336
Lease liabilities
Changes in liabilities arising from financing activities
Beginning of year	215	209
Issued or received	0	0	0
Redemptions, repayments or payments	(72)	(67)	(59)
Foreign exchange movement	(7)	(3)	12
Other	100	76	67
End of year	236	215	209
Lease liabilities | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year			189
Deferred debt transaction costs
Changes in liabilities arising from financing activities
Beginning of year	(8)	(11)
Issued or received	0	0	0
Redemptions, repayments or payments	(8)	0	0
Foreign exchange movement	0	0	0
Other	2	3	(7)
End of year	$ (14)	(8)	(11)
Deferred debt transaction costs | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year			(4)
Other
Changes in liabilities arising from financing activities
Beginning of year		$ 0
Issued or received			0
Redemptions, repayments or payments			(138)
Foreign exchange movement			0
Other			138
End of year			0
Other | Beginning of year
Changes in liabilities arising from financing activities
Beginning of year			$ 0